Goodwill And Other Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill And Other Intangible Assets [Abstract]
Goodwill And Other Intangible Assets
Note Nine
Goodwill and Other Intangible Assets

The carrying amount of goodwill approximated $54.9 million at December 31, 2011 and 2010, respectively.  The Company completed its annual assessment of the carrying value of goodwill during 2011 and concluded that its carrying value was not impaired.

The following table summarizes core deposit intangibles as of December 31, 2011 and 2010, which are subject to amortization:

(in thousands)	2011	2010

Gross carrying amount	$4,404	$4,404
Accumulated amortization	(3,130)	(2,721)
Net core deposit intangible	$1,274	$1,683

During 2011, 2010, and 2009, the Company recognized pre-tax amortization expense of $0.4 million, $0.4 million, and $0.5 million, respectively, associated with its core deposit intangible assets. The estimated amortization expense for core deposit intangible assets for each of the next five years is as follows:

(in thousands)	Projected Amortization Expense

2012	$392
2013	376
2014	359
2015	147
2016	0
$1,274